Accumulated Other Comprehensive Loss	6 Months Ended
Jun. 30, 2013
Accumulated Comprehensive Loss [Abstract]
Accumulated Other Comprehensive Loss

12. Accumulated Other Comprehensive Loss

The following table presents the changes in each component of accumulated other comprehensive loss, net of tax, for the three and six months ended June 30, 2013 (in thousands):

Three months ended June 30, 2013	Net Unrealized Gains and Losses on Investment Securities AFS(1)	Defined Benefit Pension Items(1)	Total
Balance at April 1, 2013	$3,774	$(9,197)	$(5,423)
Other comprehensive loss before reclassifications	(2,060)	-	(2,060)
Amounts reclassified from accumulated other comprehensive loss	-	220	220
Net current period other comprehensive income (loss)	(2,060)	220	(1,840)
Balance at June 30, 2013	$1,714	$(8,977)	$(7,263)
(1)	Amounts in parentheses indicate debits.

Six months ended June 30, 2013	Net Unrealized Gains and Losses on Investment Securities AFS(1)	Defined Benefit Pension Items(1)	Total
Balance at January 1, 2013	$4,141	$(9,520)	$(5,379)
Other comprehensive income (loss) before reclassifications	(2,380)	103	(2,277)
Amounts reclassified from accumulated other comprehensive loss	(47)	440	393
Net current period other comprehensive income (loss)	(2,427)	543	(1,884)
Balance at June 30, 2013	$1,714	$(8,977)	$(7,263)
(1)	Amounts in parentheses indicate debits.

The following table presents the amounts reclassified out of each component of accumulated other comprehensive loss for the three and six months ended June 30, 2013 (in thousands):

Three months ended June 30, 2013 Details about accumulated other comprehensive loss components	Amount reclassified from accumulated other comprehensive loss(1)	Affected line item in the statement of operations
Amortization of defined benefit items(2)
Estimated net loss	$341	Salaries and employee benefits
Prior service cost	(5)	Salaries and employee benefits
Transition asset	(2)	Salaries and employee benefits
	334	Total before tax
	(114)	Provision for income tax expense
	$220	Net of tax
Total reclassifications for the period	$220	Net of tax
(1)	Amounts in parentheses indicate credits.
(2)	These accumulated other comprehensive loss components are included in the computation of net periodic benefit cost (see Note 16 for additional details).

Six months ended June 30, 2013 Details about accumulated other comprehensive loss components	Amount reclassified from accumulated other comprehensive loss(1)	Affected line item in the statement of operations
Unrealized gains and losses on sale of securities
	$(71)	Net realized gains on investment securities AFS
	(71)	Total before tax
	24	Provision for income tax expense
	$(47)	Net of tax
Amortization of defined benefit items(2)
Estimated net loss	$682	Salaries and employee benefits
Prior service cost	(10)	Salaries and employee benefits
Transition asset	(4)	Salaries and employee benefits
	668	Total before tax
	(228)	Provision for income tax expense
	$440	Net of tax
Total reclassifications for the period	$393	Net of tax
(1)	Amounts in parentheses indicate credits.
(2)	These accumulated other comprehensive loss components are included in the computation of net periodic benefit cost (see Note 16 for additional details).